SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Payroll payable	$ 573,753	$ 813,223
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	95,116	65,589
Other	1,341	4,877
Other payables and other current liabilities	$ 750,310	$ 963,789